Stock-Based Compensation - Restricted Stock Units (Details) - RSUs - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Unvested at the beginning of the period (in shares)	1,328	1,188
Granted (in shares)	531	868
Vested (in shares)	(403)	(453)
Forfeited (in shares)	(261)	(275)
Unvested at the end of the period (in shares)	1,195	1,328	1,188
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share)	$ 17.87	$ 21.18
Granted (in dollars per share)	21.22	15.9	$ 18.32	$ 58.2
Vested (in dollars per share)	19.03	23
Forfeited (in dollars per share)	19.61	17.5
Unvested at the end of the period (in dollars per share)	$ 18.59	$ 17.87	$ 21.18